INCOME TAXES - Loss Carry Forwards (Details) - Amounts related to tax losses $ in Millions	Dec. 31, 2022 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
2022	$ 34.8
2023	22.8
2024	12.0
2025	35.5
2026	64.8
2027 and onwards	456.7
Unlimited	1,223.6
Tax credit carryforward, amount	1,850.2
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
2022	0.0
2023	0.4
2024	0.0
2025	0.0
2026	0.0
2027 and onwards	335.3
Unlimited	991.1
Tax credit carryforward, amount	1,326.8
U.S.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
2022	34.8
2023	15.1
2024	7.3
2025	12.4
2026	20.4
2027 and onwards	108.2
Unlimited	3.3
Tax credit carryforward, amount	201.5
Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
2022	0.0
2023	0.0
2024	0.0
2025	0.0
2026	0.0
2027 and onwards	0.0
Unlimited	73.6
Tax credit carryforward, amount	73.6
Chile
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
2022	0.0
2023	0.0
2024	0.0
2025	0.0
2026	0.0
2027 and onwards	0.0
Unlimited	153.1
Tax credit carryforward, amount	153.1
Argentina
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
2022	0.0
2023	7.3
2024	0.0
2025	20.6
2026	44.4
2027 and onwards	0.0
Unlimited	0.0
Tax credit carryforward, amount	72.3
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
2022	0.0
2023	0.0
2024	4.7
2025	2.4
2026
2027 and onwards	13.1
Unlimited	2.5
Tax credit carryforward, amount	$ 22.8